CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Google Inc.	Google Inc. Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital	Google Inc. Accumulated Other Comprehensive Income (Loss)	Google Inc. Retained Earnings	Class C Capital Stock	Class C Capital Stock Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital	Class C Capital Stock Accumulated Other Comprehensive Income (Loss)	Class C Capital Stock Retained Earnings	Class C Capital Stock Google Inc.	Class C Capital Stock Google Inc. Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital	Class C Capital Stock Google Inc. Accumulated Other Comprehensive Income (Loss)	Class C Capital Stock Google Inc. Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2012		659,958				659,958
Beginning Balance at Dec. 31, 2012	$ 71,570	$ 22,835	$ 538	$ 48,197	$ 71,570	$ 22,835	$ 538	$ 48,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares)		11,706				11,706
Common stock issued	1,174	$ 1,174	0	0	1,174	$ 1,174	0	0
Stock-based compensation expense	3,343	3,343	0	0	3,343	3,343	0	0
Stock-based compensation tax benefits	449	449	0	0	449	449	0	0
Tax withholding related to vesting of restricted stock units	(1,879)	(1,879)	0	0	(1,879)	(1,879)	0	0
Net income	12,733	0	0	12,733	12,733	0	0	12,733
Other comprehensive loss	(413)	0	(413)	0	(413)	0	(413)	0
Ending Balance at Dec. 31, 2013	86,977	$ 25,922	125	60,930	86,977	$ 25,922	125	60,930
Ending Balance (in shares) at Dec. 31, 2013		671,664				671,664
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares)		8,508				8,508
Common stock issued	465	$ 465	0	0	465	$ 465	0	0
Stock-based compensation expense	4,279	4,279	0	0	4,279	4,279	0	0
Stock-based compensation tax benefits	625	625	0	0	625	625	0	0
Tax withholding related to vesting of restricted stock units	(2,524)	(2,524)	0	0	(2,524)	(2,524)	0	0
Net income	14,136	0	0	14,136	14,136	0	0	14,136
Other comprehensive loss	(98)	0	(98)	0	(98)	0	(98)	0
Ending Balance at Dec. 31, 2014	103,860	$ 28,767	27	75,066	103,860	$ 28,767	27	75,066
Ending Balance (in shares) at Dec. 31, 2014		680,172				680,172
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares)		8,714				6,659
Common stock issued	664	$ 664	0	0	331	$ 331	0	0
Stock-based compensation expense	5,151	5,151	0	0	5,151	5,151	0	0
Stock-based compensation tax benefits	815	815	0	0	815	815	0	0
Tax withholding related to vesting of restricted stock units	(2,779)	$ (2,779)	0	0	(1,954)	$ (1,954)	0	0
Repurchases of capital stock (in shares)		(2,391)				(687,684)
Repurchases of capital stock	(1,780)	$ (111)	0	(1,669)	0	$ 0	0	0
Capital transactions with Alphabet					(2,272)	(2,272)	0	0
Adjustment Payment to Class C capital stockholders (in shares)										853				853
Adjustment Payment to Class C capital stockholders									$ (47)	$ 475	$ 0	$ (522)	$ (47)	$ 475	$ 0	$ (522)
Net income	16,348	0	0	16,348	16,348	0	0	16,348
Other comprehensive loss	(1,901)	0	(1,901)	0	(1,901)	0	(1,901)	0
Ending Balance at Dec. 31, 2015	$ 120,331	$ 32,982	$ (1,874)	$ 89,223	$ 120,331	$ 31,313	$ (1,874)	$ 90,892
Ending Balance (in shares) at Dec. 31, 2015		687,348				0